As filed with the Securities and Exchange Commission on September 10, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
JUNE 30, 2012

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

A LETTER FROM THE PRESIDENT

Robert L. Worthington, CFA

On behalf of Hatteras Funds, I would like to thank our investors for the confidence you place in us to help manage your investment dollars. We take our fiduciary responsibilities seriously and will continue to put forth our best efforts to meet the investment objectives outlined to you and your financial advisors.

For the third year in a row, global economic conditions have deteriorated in the second quarter of the calendar year. This year the problems have become more acute as solutions to the European debt crisis and the U.S. fiscal/political deterioration have come up empty handed. Add to these concerns the significant slowing of economies in Brazil, India and China and it is easy to understand the increased malaise among investors. It is the latter of these issues which makes this environment somewhat different than 2010 and even 2011 when these major emerging economies were still growing close to their 10 year long-term averages.

Examples of short-term risks abound within the Euro Zone as unemployment stands at 11.2% and is much higher in the periphery economies. GDP growth figures for Q1 and Q2 essentially reflect the recessionary environment prevalent through most of Europe. While economies like India and China continue to grow at rates well above the developed world, issues like inept government policies and an overleveraged real estate sector have spooked businesses and investors. All of this means more uncertainty for investors and further challenges to earn reasonable rates of returns on capital investment.

At Hatteras Funds, our concern remains on the impact not only on the psychology of the global business community, but the resulting global slowdown of earnings. It was the rapid increase in earnings growth that helped propel the equity markets from a March 2009 low. With short-term productivity at a peak, companies may not be able to rely on cost-cutting nor productivity gains to drive earnings like 2009-2011 and therefore corporate earnings may disappoint as business opportunities shrink.

ONE

We are confident that the combined expertise of our portfolio management team, as well as the skill and knowledge of our underlying managers will continue to take advantage of volatility while carefully managing the global risk. We believe the Hatteras Alternative Mutual Funds provide high quality alternative investment solutions offering exposure to multiple hedge fund managers, multiple hedge fund strategies, daily liquidity and transparency. Even in these challenging times, ensuring that our portfolio and risk management efforts exceed your expectations is a commitment that never wavers.

In closing, we feel positive about the future of our organization and our ability to deliver the risk-adjusted returns outlined in our investment objectives. We thank you for your continued confidence and support.

Robert L. Worthington, CFA
President

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES FUND

Growth of $10,000 — June 30, 2012 (Unaudited)

			Since
As of 6/30/2012	1Y	5Y1	Inception
Hatteras Alpha Hedged Strategies Fund (No Load)	-2.05%	-2.81%	2.20%1,2
Hatteras Alpha Hedged Strategies Fund
(Class A w/o sales charge)	-2.05%	N/A	-2.16%3
Hatteras Alpha Hedged Strategies Fund
(Class A w/ sales charge)	-6.74%	N/A	-6.18%3
Hatteras Alpha Hedged Strategies Fund (Class C)	-2.75%	-3.56%	-1.50%1,4
Hatteras Alpha Hedged Strategies Fund (Class I)	N/A	N/A	3.30%5
HFRI FOF: Composite Index	-4.50%	-2.04%	3.47%1,6

1.	Average annual total return
2.	No Load inception date: 9/23/2002
3.	Class A inception date: 5/2/2011
4.	Class C inception date: 8/1/2006
5.	Class I inception date: 9/30/2011
6.	HFRI FoF Index inception date: 9/30/2002

	No Load	Class A	Class C	Class I
Total Fund Operating Expenses7	4.82%	4.82%	5.57%	3.82%
Net Fund Operating Expenses7,8	3.99%	3.99%	4.74%	2.99%

7.	The expense ratios are taken from the Fund’s most recent prospectus dated April 30, 2012
8.
Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 3.99% for No Load and Class A, 4.74% for Class C and 2.99% for Class I through April 30, 2013

THREE

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com. Class C returns do not reflect a 1.00% contingent sales charge which would be applied to shares sold within the first year of purchase and if reflected, would reduce the performance quoted.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES FUND

*Allocation of Portfolio Assets — June 30, 2012 (Unaudited)

* Percentages are stated as a percentage of total investments.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT EQUITY FUND

Growth of $10,000 — June 30, 2012 (Unaudited)

		Since
As of 6/30/12	1 Yr	Inception
Hatteras Long/Short Equity Fund (Class A w/o sales charge)	0.60%	0.43%1
Hatteras Long/Short Equity Fund (Class A w/ sales charge)	-4.19%	-3.70%1
Hatteras Long/Short Equity Fund (Class I)	1.10%	0.86%1
HFRX Equity Hedge Index	-10.68%	-13.05%2

1.	Inception date: 5/2/2011
2.	Inception date: 4/30/2011

	Class A	Class I
Total Fund Operating Expenses3	3.72%	3.22%
Net Fund Operating Expenses3,4	2.99%	2.49%

3.	The expense ratios are taken from the Fund’s most recent prospectus dated April 30, 2012
4.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I through April 30, 2013

SIX

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT EQUITY FUND

*Allocation of Portfolio Assets — June 30, 2012 (Unaudited)

* Percentages are stated as a percentage of total investments.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT DEBT FUND

Growth of $10,000 — June 30, 2012 (Unaudited)

		Since
As of 6/30/2012	1 Yr	Inception
Hatteras Long/Short Debt Fund (Class A w/o sales charge)	-0.20%	-0.78%1
Hatteras Long/Short Debt Fund (Class A w/ sales charge)	-4.99%	-4.86%1
Hatteras Long/Short Debt Fund (Class I)	0.30%	-0.34%1
HFRX RV: FI - Corporate Index	1.58%	1.56%2

1.	Inception date: 5/2/2011
2.	Inception date: 4/30/2011

	Class A	Class I
Total Fund Operating Expenses3	3.52%	3.02%
Net Fund Operating Expenses3,4	2.99%	2.49%

3.	The expense ratios are taken from the Fund’s most recent prospectus dated April 30, 2012
4.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I through April 30, 2013

NINE

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT DEBT FUND

* Percentages are stated as a percentage of total investments.

ELEVEN

DEFINITIONS

HFRX Equity Hedge Index data is sourced from Hedge Funds Research, Inc. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalization and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

The HFRI Fund of Funds Composite Index is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

HFRX RV: FI-Corporate Index includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond.

TWELVE

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. Fixed Income instruments are exposed to credit and interest rate risks. Investing in lower-rated (“high-yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk and liquidity risk. The Fund may also invest in:

●	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;
●	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

THIRTEEN

●	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
●
shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Fund is non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price.

Because the Fund is a fund-of-funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Fund, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Fund may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

FOURTEEN

HATTERAS FUNDS

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund

Financial Statements

For the period ended June 30, 2012

HATTERAS FUNDS

For the period ended June 30, 2012

Table of Contents

Schedules of Investments	2-4
Statements of Assets and Liabilities	5-6
Statements of Operations	7
Statements of Changes in Net Assets	8-11
Notes to Financial Statements	12-45
Expense Example	46-49
Notice of Privacy Policy and Practices	50-51

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 99.3%
Event Drivena	8,990,464	$80,491,623
Long/Short Equitya	23,517,902	160,636,675
Managed Futures Strategiesa	4,787,391	47,575,176
Market Neutrala	9,374,976	78,395,421
Relative Value-Long/Short Debta	12,176,868	107,085,809
Total Underlying Funds Trust (Cost $438,750,834)		$474,184,704
Money Market Funds — 0.7%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.16%b	3,236,968	3,236,968
Total Money Market Funds (Cost $3,236,968)		3,236,968
Total Investments (Cost $441,987,802) — 100.0%		477,421,672
Other Assets in Excess of Liabilities — 0.0%		86,966
Total Net Assets — 100.0%		$477,508,638

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Rate shown is the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 99.4%
Long/Short Equitya	13,663,987	$93,330,494
Total Underlying Funds Trust (Cost $90,132,594)		$93,330,494
Money Market Funds — 0.7%
Invesco Advisers, Inc. STIT — Liquid Assets
Portfolio, 0.16%b	685,032	685,032
Total Money Market Funds (Cost $685,032)		685,032
Total Investments (Cost $90,817,626) — 100.1%		94,015,526
Other Liabilities in Excess of Assets — (-0.1%)		(110,958)
Total Net Assets — 100.0%		$93,904,568

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Rate shown is the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 99.2%
Relative Value — Long Short Debta	5,874,692	$51,663,215
Total Underlying Funds Trust (Cost $51,052,990)		$51,663,215
Money Market Funds — 0.9%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.16%b	440,286	440,286
Total Money Market Funds (Cost $440,286)		440,286
Total Investments (Cost $51,493,276) — 100.1%		52,103,501
Liabilities in Excess of Other Assets — (0.1%)		(29,274)
Total Net Assets — 100.0%		$52,074,227

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Rate shown is the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

		Long/Short	Long/Short
	Alpha	Equity	Debt
Assets:
Investments in affiliated Portfolios, at
value (cost $438,750,834,
$90,132,594, $51,052,990)	$474,184,704	$93,330,494	$51,663,215
Investments in unaffiliated securities
(cost $3,236,968, $685,032, $440,286)	3,236,968	685,032	440,286
Receivable for Fund shares issued	2,545,727	37,008	59,542
Receivable from advisor	27,622	6,399	3,410
Dividends and interest receivable	398	89	53
Total Assets	479,995,419	94,059,022	52,166,506
Liabilities:
Payable for Fund shares redeemed	1,068,589	84,788	44,099
Payable for investments in affiliated
Portfolios	697,989	18,779	4,033
Accrued management fee	96,749	—	—
Accrued distribution fee	63,345	5,155	16,911
Accrued shareholder servicing fee	52,957	—	—
Accrued operating services fee	507,152	45,732	27,236
Total Liabilities	2,486,781	154,454	92,279
Net Assets	$477,508,638	$93,904,568	$52,074,227
Net Assets Consist of:
Shares of beneficial interest	$507,180,444	$91,035,061	$51,635,310
Undistributed net investment income
(loss)	(4,109,423)	(252,136)	(152,478)
Accumulated net realized gain (loss)	(60,996,253)	(76,257)	(18,830)
Net unrealized appreciation
(depreciation) on Investments	35,433,870	3,197,900	610,225
Total Net Assets	$477,508,638	$93,904,568	$52,074,227

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

June 30, 2012 (Unaudited)

		Long/Short	Long/Short
	Alpha	Equity	Debt
No Load Shares
Net assets	$258,645,467
Shares outstanding (unlimited shares
authorized, $0.001 par value)	24,564,852
Net asset value, redemption price and
offering price per share	$10.53
Class A Shares
Net assets	$6,138,652	$2,792,533	$9,577,843
Shares outstanding (unlimited shares
authorized, $0.001 par value)	583,155	277,871	966,858
Net asset value and redemption price
per share	$10.53	$10.05	$9.91
Maximum offering price per share
($10.53 divided by 0.9525, $10.05
divided by 0.9525, $9.91 divided by
0.9525)	$11.06	$10.55	$10.40
Class C Shares
Net assets	$32,423,204
Shares outstanding (unlimited shares
authorized, $0.001 par value)	3,158,582
Net asset value, redemption price and
offering price per share	$10.27
Institutional Class Shares
Net assets	$180,301,315	$91,112,035	$42,496,384
Shares outstanding (unlimited shares
authorized, $0.001 par value)	16,999,327	9,020,675	4,267,856
Net asset value, redemption price and
offering price per share	$10.61	$10.10	$9.96

The accompanying notes are an integral part of these financial statements.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

		Long/Short	Long/Short
	Alpha	Equity	Debt
Investment Income:
Interest income from unaffiliated
securities	$2,800	$581	$421
Total Investment Income	2,800	581	421
Expenses:
Shareholder servicing fees (No Load
Shares)	350,065	—	—
Distribution fees (Class A Shares)	6,438	4,008	10,265
Distribution fees (Class C Shares)	148,951	—	—
Management Fees	552,396	—	—
Operating services fees (No Load
Shares)	2,226,416	—	—
Operating services fees (Class A
Shares)	40,947	13,469	34,492
Operating services fees (Class C Shares)	236,832	—	—
Operating services fees (Institutional
Shares)	533,079	271,818	125,995
Total operating expenses before interest
expense	4,095,124	289,295	170,752
Interest expense and fees on credit
facility	188,933	1,250	1,250
Total Expenses	4,284,057	290,545	172,002
Fees Waived	(171,834)	(37,828)	(19,103)
Net Expenses	4,112,223	252,717	152,899
Net Investment Income (Loss)	(4,109,423)	(252,136)	(152,478)
Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of
affiliated Portfolios	(466,771)	(76,257)	(18,830)
Change in unrealized appreciation
(depreciation) on affiliated Portfolios	5,783,334	268,122	1,650,959
Net Realized and Unrealized Gain
(Loss) on Investments	5,316,563	191,865	1,632,129
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,207,140	$(60,271)	$1,479,651

The accompanying notes are an integral part of these financial statements.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment (loss)	$(4,109,423)	$(6,375,664)
Net realized gain (loss) on affiliated Portfolios	(466,771)	370,568
Change in unrealized appreciation on affiliated
Portfolios	5,783,334	8,489,205
Net Increase in Net Assets Resulting from
Operations	1,207,140	2,484,109
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(291,226)
Class A Shares^	—	(2,708)
Class C Shares	—	(23,477)
Institutional Shares+	—	(17,357)
Capital Gain Distribution:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	(334,768)
Capital Share Transactions:
No Load Shares
Proceeds from shares issued	66,383,941	254,007,830
Proceeds from shares issued to holders in
reinvestment of dividends	—	272,832
Cost of shares redeemed	(156,489,244)	(207,708,551)
A Shares^
Proceeds from shares issued	3,829,139	3,964,759
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,892
Cost of shares redeemed	(865,755)	(750,539)
C Shares
Proceeds from shares issued	7,616,662	12,985,287
Proceeds from shares issued to holders in
reinvestment of dividends	—	19,503
Cost of shares redeemed	(2,395,731)	(6,161,678)

The accompanying notes are an integral part of these financial statements.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Six Months Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Institutional Shares+
Proceeds from shares issued	$200,481,770	$20,679,099
Proceeds from shares issued to holders in
reinvestment of dividends	—	10,606
Cost of shares redeemed	(39,804,053)	(158,608)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	78,756,729	77,162,432
Total Increase (Decrease) in Net Assets	79,963,869	79,311,773
Net Assets:
Beginning of period	397,544,769	318,232,996
End of period*	$477,508,638	$397,544,769
* Including undistributed net investment income
(loss)	$(4,109,423)	$—

^	Class A shares commenced operations on May 2, 2011
+	Institutional shares commenced operations on September 30, 2011

The accompanying notes are an integral part of these financial statements.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

		Period from
	Six Months Ended	May 2, 2011^
HATTERAS LONG/SHORT EQUITY FUND	June 30, 2012 (Unaudited)	through December 31, 2011
Operations:
Net investment (loss)	$(252,136)	$(171,065)
Net realized gain (loss) on affiliated
Portfolios	(76,257)	(16,272)
Change in unrealized appreciation on
affiliated Portfolios	268,122	2,929,778
Net Increase (Decrease) in Net Assets
Resulting from Operations	(60,271)	2,742,441
Dividends and Distributions to
Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class A Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
A Shares
Proceeds from shares issued	1,165,253	2,904,586
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(1,324,781)	(12,015)
Institutional Shares
Proceeds from shares issued	9,970,449	93,249,431
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(9,306,355)	(5,424,170)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	504,566	90,717,832
Total Increase (Decrease) in Net Assets	444,295	93,460,273
Net Assets:
Beginning of period	93,460,273	—
End of period*	$93,904,568	$93,460,273
* Including undistributed net investment
income (loss)	$(252,136)	$—

^	Commencement of operations

The accompanying notes are an integral part of these financial statements.

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

		Period from
	Six Months Ended	May 2, 2011^
HATTERAS LONG/SHORT DEBT FUND	June 30, 2012 (Unaudited)	through December 31, 2011
Operations:
Net investment (loss)	$(152,478)	$(134,636)
Net realized gain (loss) on affiliated
Portfolios	(18,830)	(77,583)
Change in unrealized appreciation
(depreciation) on affiliated Portfolios	1,650,959	(1,040,734)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,479,651	(1,252,953)
Dividends and Distributions to
Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class A Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
A Shares
Proceeds from shares issued	4,548,514	6,943,299
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(715,707)	(1,124,527)
Institutional Shares
Proceeds from shares issued	3,536,893	49,321,528
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(5,307,881)	(5,354,590)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	2,061,819	49,785,710
Total Increase (Decrease) in Net Assets	3,541,470	48,532,757
Net Assets:
Beginning of period	48,532,757	—
End of period*	$52,074,227	$48,532,757
* Including undistributed net investment
income (loss)	$(152,478)	$—

^	Commencement of operations on May 2, 2011

The accompanying notes are an integral part of these financial statements.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1. ORGANIZATION
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing four non-diversified series of shares to investors. These financial statements contain the following three series: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”); and Hatteras Long/Short Debt Fund (“Long/Short Debt Fund). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund. Hatteras Long/Short Equity Fund and Hatteras Long/Short Debt Fund commenced operations on May 2, 2011. On May 23, 2011 the Board of Trustees (the “Board”) approved a plan of liquidation for Hatteras Beta Hedged Strategies Fund (“Beta”), a previous series of the Trust. Effective June 15, 2011, the Fund stopped accepting purchases and Beta liquidated its assets on August 1, 2011. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha, Long/ Short Equity, and Long/Short Debt (the “Funds”).

Alpha offers No Load Shares; Class A Shares, Class C Shares and Institutional shares; Long/Short Equity and Long/Short Debt offer Class A Shares and Institutional shares. Class A shares of Alpha commenced operations on May 2, 2011. The Class A shares for Alpha, Long/Short Equity, and Long/Short Debt have a sales charge (load) of 4.75% (of the offering price). All Class A shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.
●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2012:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$474,184,704	$—	$474,184,704
Money Market Funds	3,236,968	—	—	3,236,968
Total Investments in Securities	$3,236,968	$474,184,704	$—	$477,421,672
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$93,330,494	$—	$93,330,494
Money Market Funds	685,032	—	—	685,032
Total Investments in Securities	$685,032	$93,330,494	$—	$94,015,526
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$51,663,215	$—	$51,663,215
Money Market Funds	440,286	—	—	440,286
Total Investments in Securities	$440,286	$51,663,215	$—	$52,103,501

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Repurchase Agreements

The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Portfolios will receive, as collateral; securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Convertible Securities (continued)

common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. Managed Futures uses futures contracts as an investment strategy to generate returns that are not correlated to traditional equity markets, with lower levels of annualized volatility. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Futures Contracts (continued)

required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Options (continued)

premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Derivative Transactions
The Funds did not directly engage in any derivative transactions during the six months ended June 30, 2012. All derivative transactions were implemented within

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Derivative Transactions (continued)

the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the six months ending June 30, 2012 included options, futures, and swaps contracts.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2011, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2011, open New York tax years include the tax years ended December 31, 2008 through December 31, 2009 and

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)

open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2011. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the six months ended June 30, 2012, the Funds did not receive distributions from the UFT.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

As of June 30, 2012, the UFT consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value-Long/Short Debt
●	Managed Futures Strategies

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Event Driven (continued)

exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)

by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)

implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral (formerly, Market Neutral Equity)

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Market Neutral (formerly, Market Neutral Equity) (continued)

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt (formerly, Relative Value)

Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)

also invest up to 100% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income Arbitrage: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt —commonly “junk bonds.”

TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures Strategies

Investment Objective
The Managed Futures Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary of the Portfolio is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons,

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Managed Futures Strategies (continued)

sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to an enhanced cash strategy that invests primarily in treasuries and government agency securities, as well as money market funds utilizing similar investments, as well as high quality commercial paper.

TWENTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Financial Information

The selected financial information presented below is for the Portfolios of the UFT.

	Six Months Ended		Year Ended
	June 30, 2012		December 31, 2011
	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate
Event Driven	0.89%	145%	4.48%	286%
Long Short Equity	0.28%	147%	7.41%	293%
Managed Futures Strategies*	0.74%	0%	-2.70%	0%
Market Neutral	2.00%	45%	-2.38%	174%
Relative Value — Long/Short
Debt	3.45%	112%	0.00%	107%

* The Portfolio commenced operations on September 28, 2011.

Cost of purchases and proceeds from sales of the Portfolios for the six months ended June 30, 2012 (excluding short-term investment) were as follows:

	Alpha
	Purchases	Sales
Event Driven	$22,913,348	$16,141,107
Long Short Equity	53,712,429	19,045,502
Managed Futures	14,420,105	7,944,553
Market Neutral	29,917,466	7,519,526
Relative Value — Long/Short Debt	30,765,207	23,632,930
Total Purchases and Sales	$151,728,555	$74,283,618

	Long/Short Equity		Long/Short Debt
	Purchases	Sales	Purchases	Sales
Event Driven	$—	$—	$—	$—
Long Short Equity	5,925,393	5,024,290	—	—
Market Neutral	—	—	—	—
Relative Value —Long/Short Debt	—	—	4,782,092	2,490,167
Total Purchases and Sales	$5,925,393	$5,024,290	$4,782,092	$2,490,167

THIRTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

4. FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows:

	Alpha	Long/Short Equity	Long/Short Debt
Cost of Investments	$370,081,375	$90,309,097	$49,737,302
Gross tax unrealized
appreciation	30,999,368	2,930,082	47,629
Gross tax unrealized
depreciation	(4,283,868)	(304)	(1,088,363)
Net tax unrealized appreciation
(depreciation)	$26,715,500	$2,929,778	$(1,040,734)

At December 31, 2011 the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Long/Short Equity	Long/Short Debt
Net unrealized appreciation/
(depreciation)	$26,715,500	$2,929,778	$(1,040,734)
Undistributed ordinary income	—	—	—
Capital loss carryover	(58,853,079)	—	—
Accumulated other gain/(loss)	1,258,633	—	—
Total distributable earnings/
(losses)	$30,878,946	$2,929,778	$(1,040,734)

The tax character of distributions for the Funds was as follow:

Year Ended
December 31, 2011
Alpha
Distributions paid from:
Ordinary income	$334,768
Long-term capital gain	—
$334,768

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2011.

THIRTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

4. FEDERAL INCOME TAXES (CONTINUED)
No distribution calculation is required as of December 31, 2011 for Long/Short Equity and Long/Short Debt.

As of December 31, 2011 the Funds had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
Hatteras Alpha Hedged Strategies Fund*	$39,004,127	12/31/2015
Hatteras Alpha Hedged Strategies Fund^	19,848,952	12/31/2016

*	The entire amount of $39,004,127 is related to the merger of the Equity Options Overlay Portfolio the Long/Short Equity-Global Portfolio and the Global Hedged Income Portfolio.
^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity Healthcare /Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act are effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

5.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS

Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha Fund	0.25%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

THIRTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

5. INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued)

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of Alpha Fund’s No Load Class shares from which the shareholder servicing agents are paid.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha Fund — No Load, Class A and Class C	1.59%
Alpha Fund — Institutional Class	0.84%
Long/Short Equity Fund — Class A	0.84%
Long/Short Equity Fund — Institutional Class	0.59%
Long/Short Debt Fund — Class A	0.84%
Long/Short Debt Fund — Institutional Class	0.59%

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

Beginning October 1, 2011, the Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least September 30, 2012, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. Because the Funds primarily invest in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan the Services Agreement and the Expense Cap, result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses

THIRTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued)

associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

				Institutional
	No Load	Class A	Class C	Class
Alpha Fund	3.99%	3.99%	4.74%	2.99%
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of June 30, 2012 are as follows:

	Recoverable	Year of
	Amount	Expiration
Hatteras Alpha Hedged Strategies Fund	$200,958	12/31/2014
Hatteras Alpha Hedged Strategies Fund	$171,834	12/31/2015
Hatteras Long/Short Equity Fund	$10,110	12/31/2014
Hatteras Long/Short Equity Fund	$37,828	12/31/2015
Hatteras Long/Short Debt Fund	$8,268	12/31/2014
Hatteras Long/Short Debt Fund	$19,103	12/31/2015

Distribution
Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents

THIRTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Distribution (continued)

for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Class A shares’ average daily net assets. The Alpha Class C is subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Fund were as follows:

				Alpha
	Alpha	Alpha	Alpha	Institutional
	No Load	Class A	Class C	Class
Shares outstanding,
December 31, 2010	28,593,212	—	1,998,114	—
Shares sold	24,078,812	378,548	1,248,110	1,985,945
Shares issued to shareholders in
reinvestment of distributions	26,083	181	1,905	1,011
Shares redeemed	(19,631,993)	(72,039)	(590,815)	(15,234)
Shares outstanding,
December 31, 2011	33,066,114	306,690	2,657,314	1,971,722
Shares sold	6,223,251	358,079	731,506	18,761,055
Shares issued to shareholders in
reinvestment of distributions
Shares redeemed	(14,724,513)	(81,614)	(230,238)	(3,733,450)
Shares outstanding,
June 30, 2012	24,564,852	583,155	3,158,582	16,999,327

THIRTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in shares of each Fund were as Follows:

		Long/Short		Long/Short
	Long/Short	Equity	Long/Short	Debt
	Equity	Institutional	Debt	Institutional
	Class A	Class	Class A	Class
Commencement of
operations,
May 2, 2011	—	—	—	—
Shares sold	294,859	9,509,452	700,117	5,001,115
Shares issued to
shareholders in
reinvestment of
distributions	—	—	—	—
Shares redeemed	(1,196)	(549,571)	(118,671)	(554,132)
Shares outstanding,
December 31, 2011	293,663	8,959,881	581,446	4,446,983
Shares Sold	112,988	966,698	457,681	356,171
shareholders in
reinvestment of
distributions
Shares redeemed	(128,780)	(905,904)	(72,269)	(535,298)
Shares outstanding,
June 30, 2012	277,871	9,020,675	966,858	4,267,856

7. CREDIT FACILITY
For cash management purposes, the Funds have the ability to utilize a credit facility provided by U.S. Bank N.A. under a Loan Agreement (“Agreement”) dated January 18, 2012. The Funds may borrow up to 33.3% of the Funds’ net assets, with a maximum principal amount of $50,000,000. The Funds’ investments in the UFT are pledged as collateral for the credit facility. The Agreement can be terminated by either the Funds or U.S. Bank N.A. The Funds pay a 1% facility fee under the Agreement on the maximum principal amount.

The Funds did not utilize the credit facility during the period ended June 30, 2012. The credit facility provided by Deutsche Bank under a Loan and Pledge Agreement was terminated as of April 30, 2012. The Fund did not utilize the credit facility during the period ended April 30, 2012.

THIRTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

8. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

THIRTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS

	No Load
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2012 (Unaudited)		2011		2010		2009		2008		2007
Per Share Data1:
Net Asset Value, Beginning of Period	$10.48		$10.41		$10.00		$8.95		$13.30		$13.27
Gain (Loss) from Investment Operations:
Net investment income (loss)2	(0.11)		(0.19)		(0.12)		(0.13)		(0.16)		0.04
Net realized and unrealized gain (loss) on investments	0.16		0.27		0.55		1.80		(4.04)		1.02
Total Gain (Loss) from Investment Operations	0.05		0.08		0.43		1.67		(4.20)		1.06
Less Dividends and Distributions:
Net investment income	—		(0.01)		(0.02)		(0.62)		(0.13)		(0.25)
Net realized gains	—		—		—		—		(0.02)		(0.78)
Total Dividends and Distributions	—		(0.01)		(0.02)		(0.62)		(0.15)		(1.03)
Net Asset Value, End of Period	$10.53		$10.48		$10.41		$10.00		$8.95		$13.30
Total Return	0.48	%5	0.76%		4.34%		18.95%		(31.63)%		8.25%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$258,645		$346,382		$297,715		$236,957		$314,600		$704,681
Ratio of expenses including dividends on short positions and interest expense to average net assets:	4.84	%3,4,6	4.62	%3,4	4.78	%3,4	5.97	%3,4	5.84	%3,4	6.10	%3,4
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	3.99	%3,6	3.89	%3	3.90	%3	3.99	%3	3.99	%3	3.99	%3
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.10	)%6	(1.76)%		(1.17)%		(1.35)%		(1.32)%		0.32%
Ratio of dividends on short positions and interest expense to average net assets:	0.85	%4,6	0.73	%4	0.88	%4	1.98	%4	1.85	%4	2.11	%4
Portfolio turnover rate	17%		45%		33%		54%		19%		0%

1	Information presented relates to a share of capital stock outstanding for the entire period.
2	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
3
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and years ended December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

4	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
5	Not Annualized
6	Annualized

THIRTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	For Six		Period from
	Months Ended		May 2, 2011
	June 30, 2012		through
Hatteras Alpha Hedged Strategies Fund	(Unaudited)		December 31, 20111
Per Share Data2:
Net Asset Value, Beginning of Period	$10.47		$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.11)		(0.15)
Net realized and unrealized gain (loss) on investments	0.17		(0.18)
Total Gain (Loss) from Investment Operations	0.06		(0.33)
Less Dividends and Distributions:
Net investment income	—		(0.01)
Net realized gains	—		—
Total Dividends and Distributions	—		(0.01)
Net Asset Value, End of Period	$10.53		$10.47
Total Return	0.57	%4	(3.06	)%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$6,139		$3,212
Ratio of expenses including dividends on short
positions and interest expense to average net assets:	4.84	%5,6,7	4.79	%5,6,7
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	3.99	%5,6	3.97	%5,6
Ratio of net investment income (loss) including
dividends on short positions and interest expense to
average net assets:	(2.10	)%5	(2.17	)%5
Ratio of dividends on short positions and interest
expense to average net assets:	0.85	%5,7	0.82	%5,7
Portfolio turnover rate	17%		45%

1	The class commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2012 Unaudited)		2011		2010		2009		2008		2007
Per Share Data:1
Net Asset Value, Beginning of Period	$10.25		$10.27		$9.93		$8.88		$13.18		$13.21
Gain (Loss) from Investment Operations:
Net investment income (loss)2	(0.15)		(0.27)		(0.19)		(0.20)		(0.24)		(0.06)
Net realized and unrealized gain (loss) on investments	0.17		0.26		0.53		1.79		(3.99)		1.01
Total Gain (Loss) from Investment Operations	0.02		(0.01)		0.34		1.59		(4.23)		0.95
Less Dividends and Distributions:
Net investment income	—		(0.01)		—		(0.54)		(0.06)		(0.23)
Net realized gains	—		—		—		—		(0.01)		(0.75)
Total Dividends and Distributions	—		(0.01)		—		(0.54)		(0.07)		(0.98)
Net Asset Value, End of Period	$10.27		$10.25		$10.27		$9.93		$8.88		$13.18
Total Return	0.20	%5	(0.11)%		3.42%		18.13%		(32.17)%		7.60%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$32,423		$27,242		$20,518		$22,386		$28,692		$37,048
Ratio of expenses including dividends on short positions and interest expense to average net assets:	5.59	%3,4,6	5.44	%3,4	5.53	%3,4	6.72	%3,4	6.59	%3,4	6.85	%3,4
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	4.74	%3,6	4.71	%3	4.65	%3	4.74	%3	4.74	%3	4.74	%3
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.85	)%6	(2.57)%		(1.92)%		(2.10)%		(2.07)%		(0.43)%
Ratio of dividends on short positions and interest expense to average net assets:	0.854,6%		0.734%		0.884%		1.984%		1.854%		2.114%
Portfolio turnover rate	17%		45%		33%		54%		19%		0%

1	Information presented relates to a share of capital stock outstanding for the entire period.
2	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
3
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and years ended December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

4	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
5	Not Annualized
6	Annualized

FORTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
			Period from
			September 30,
	For Six		2011
	Months Ended		through
	June 30, 2012		December 31,
Hatteras Alpha Hedged Strategies Fund	(Unaudited)		20111
Per Share Data2:
Net Asset Value, Beginning of Period	$10.50		$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments	0.17		0.26
Total Gain (Loss) from Investment Operations	0.11		0.23
Less Dividends and Distributions:
Net investment income	—		(0.01)
Net realized gains	—		—
Total Dividends and Distributions	—		(0.01)
Net Asset Value, End of Period	$10.61		$10.50
Total Return	1.05	%4	2.23	%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$180,301		$20,709
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.84	%5,6,7	3.82	%5,6,7
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.99	%5,6	2.99	%5,6
Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net
assets:	(1.10	)%5	(1.21	)%5
Ratio of dividends on short positions and interest expense
to average net assets:	0.85	%5,7	0.83	%5,7
Portfolio turnover rate	17%		45%

1	The class commenced operations on September 30, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	For		Period from
	Six Months		May 2, 2011
	Ended		through
	June 30, 2012		December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		20111
Per Share Data2:
Net Asset Value, Beginning of Period	$10.08		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.02		0.15
Total Gain (Loss) from Investment Operations	(0.03)		0.08
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$10.05		$10.08
Total Return	(0.30	)%4	0.80	%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$2,793		$2,959
Ratio of expenses including dividends on short positions and
interest expense to average net assets:	3.98	%5,6,7	3.55	%5,6,7
Ratio of expenses excluding dividends on short positions and
interest expense to average net assets:	2.99	%5,6	2.92	%5,6
Ratio of net investment income (loss) including dividends on
short positions and interest expense to average net assets:	(1.01	)%5	(1.03	)%5
Ratio of dividends on short positions and interest expense to
average net assets:	0.99	%5,7	0.63	%5,7
Portfolio turnover rate	5%		3%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	For		Period from
	Six Months		May 2, 2011
	Ended		through
	June 30, 2012		December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		20111
Per Share Data2:
Net Asset Value, Beginning of Period	$10.10		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	0.03		0.13
Total Gain (Loss) from Investment Operations	—		0.10
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$10.10		$10.10
Total Return	0.00	%4	1.00	%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$91,112		$90,501
Ratio of expenses including dividends on short positions and
interest expense to average net assets:	3.48	%5,6,7	3.04	%5,6,7
Ratio of expenses excluding dividends on short positions and
interest expense to average net assets:	2.49	%5,6	2.41	%5,6
Ratio of net investment income (loss) including dividends on
short positions and interest expense to average net assets:	(0.51	)%5	(0.53	)%5
Ratio of dividends on short positions and interest expense to
average net assets:	0.99	%5,7	0.63	%5,7
Portfolio turnover rate	5%		3%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	For		Period from
	Six Months		May 2, 2011
	Ended		through
	June 30, 2012		December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		20111
Per Share Data2:
Net Asset Value, Beginning of Period	$9.63		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.33		(0.30)
Total Gain (Loss) from Investment Operations	0.28		(0.37)
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$9.91		$9.63
Total Return	2.91	%4	(3.70	)%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$9,578		$5,598
Ratio of expenses including dividends on short positions and
interest expense to average net assets:	3.50	%5,6,7	3.31	%5,6,7
Ratio of expenses excluding dividends on short positions and
interest expense to average net assets:	2.99	%5,6	2.88	%5,6
Ratio of net investment income (loss) including dividends on
short positions and interest expense to average net assets:	(1.02	)%5	(1.01	)%5
Ratio of dividends on short positions and interest expense to
average net assets:	0.51	%5,7	0.43	%5,7
Portfolio turnover rate	5%		5%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	For		Period from
	Six Months		May 2, 2011
	Ended		through
	June 30, 2012		December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		20111
Per Share Data2:
Net Asset Value, Beginning of Period	$9.65		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	0.34		(0.32)
Total Gain (Loss) from Investment Operations	0.31		(0.35)
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$9.96		$9.65
Total Return	3.21	%4	(3.50	)%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$42,496		$42,934
Ratio of expenses including dividends on short positions and
interest expense to average net assets:	3.00	%5,6,7	2.81	%5,6,7
Ratio of expenses excluding dividends on short positions and
interest expense to average net assets:	2.49	%5,6	2.38	%5,6
Ratio of net investment income (loss) including dividends on
short positions and interest expense to average net assets:	(0.52	)%5	(0.51	)%5
Ratio of dividends on short positions and interest expense to
average net assets:	0.51	%5,7	0.43	%5,7
Portfolio turnover rate	5%		5%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund, Hatteras Long/ Short Equity Fund or Hatteras Long/Short Debt Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including sales charges and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 –6/30/12).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio

FORTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited) (continued)

and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES FUND
Based on Actual Total Return1

	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
No Load Class
Actual4	0.48%	$1,000.00	$1,004.80	4.84%	$24.13
Hypothetical (5%
return before
expenses)5	2.49%	1,000.00	1,000.85	4.84%	24.08

Class A
Actual6	0.57%	1,000.00	1,005.70	4.84%	24.14
Hypothetical (5%
return before
expenses)7	2.49%	1,000.00	1,000.80	4.84%	24.08

Class C
Actual8	0.20%	1,000.00	1,002.00	5.59%	27.83
Hypothetical (5%
return before
expenses)9	2.49%	1,000.00	997.07	5.59%	27.76

Institutional Shares
Actual10	1.05%	1,000.00	1,010.50	3.84%	19.20
Hypothetical (5%
return before
expenses)11	2.49%	1,000.00	1,005.92	3.84%	19.15

FORTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited) (continued)

HATTERAS LONG/SHORT EQUITY FUND
Based on Actual Total Return1

	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual12	-0.30%	$1,000.00	$997.00	3.98%	$19.76
Hypothetical (5%
return before
expenses)13	2.49%	1,000.00	1,005.07	3.98%	19.84

Institutional Shares
Actual14	0.00%	1,000.00	1,000.00	3.48%	17.30
Hypothetical (5%
return before
expenses)15	2.49%	1,000.00	1,007.56	3.48%	17.37

HATTERAS LONG/SHORT DEBT FUND
Based on Actual Total Return1

	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual16	2.91%	$1,000.00	$1,029.10	3.50%	$17.66
Hypothetical (5%
return before
expenses)17	2.49%	1,000.00	1,007.46	3.50%	17.47

Institutional Shares
Actual18	3.21%	1,000.00	1,032.10	3.00%	15.16
Hypothetical (5%
return before
expenses)19	2.49%	1,000.00	1,009.95	3.00%	14.99

1	For the six-months ended June 30, 2012.
2	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of

FORTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited) (continued)

the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
4	Excluding interest expense and dividends on short positions, your actual expenses would be $19.89.
5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.89.
6	Excluding interest expense and dividends on short positions, your actual expenses would be $19.90.
7	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.89.
8	Excluding interest expense and dividends on short positions, your actual expenses would be $23.59.
9	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.59.
10	Excluding interest expense and dividends on short positions, your actual expenses would be $14.95.
11	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.94.
12	Excluding interest expense and dividends on short positions, your actual expenses would be $14.85.
13	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.94.
14	Excluding interest expense and dividends on short positions, your actual expenses would be $12.38.
15	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.46.
16	Excluding interest expense and dividends on short positions, your actual expenses would be $15.08.
17	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.94.
18	Excluding interest expense and dividends on short positions, your actual expenses would be $12.58.
19	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.46.

FORTY-NINE

HATTERAS FUNDS

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number
● account balances
● account transactions
● transaction history
● wire transfer instructions
● checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your	Does Hatteras	Can you limit this
personal information	Funds share?	sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus
For our marketing purposes —	No	We don’t share
to offer our products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes —
information about your transactions and experiences
For our affiliates’ everyday business	No	We don’t share
purposes —
information about your creditworthiness
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

FIFTY

HATTERAS FUNDS

PRIVACY POLICY

(Unaudited) (continued)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras	We collect your personal information, for example, when you
Funds collect my	● open an account
personal information?	● provide account information
● give us your contact information
● make a wire transfer
● tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi- Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control.
They can be financial and nonfinancial companies.
● Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
● Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Underlying Funds Trust, and Hatteras Alternative Mutual Funds Trust

FIFTY-ONE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Funds’ current prospectus.

SEMI-ANNUAL REPORT
JUNE 30, 2012

Hatteras Hedged Strategies Fund

A LETTER FROM THE PRESIDENT

Robert L. Worthington, CFA

On behalf of Hatteras Funds, I would like to thank our investors for the confidence you place in us to help manage your investment dollars. We take our fiduciary responsibilities seriously and will continue to put forth our best efforts to meet the investment objectives outlined to you and your financial advisors.

For the third year in a row, global economic conditions have deteriorated in the second quarter of the calendar year. This year the problems have become more acute as solutions to the European debt crisis and the U.S. fiscal/political deterioration have come up empty handed. Add to these concerns the significant slowing of economies in Brazil, India and China and it is easy to understand the increased malaise among investors. It is the latter of these issues which makes this environment somewhat different than 2010 and even 2011 when these major emerging economies were still growing close to their 10 year long-term averages.

Examples of short-term risks abound within the Euro Zone as unemployment stands at 11.2% and is much higher in the periphery economies. GDP growth figures for Q1 and Q2 essentially reflect the recessionary environment prevalent through most of Europe. While economies like India and China continue to grow at rates well above the developed world, issues like inept government policies and an overleveraged real estate sector have spooked businesses and investors. All of this means more uncertainty for investors and further challenges to earn reasonable rates of returns on capital investment.

At Hatteras Funds, our concern remains on the impact not only on the psychology of the global business community, but the resulting global slowdown of earnings. It was the rapid increase in earnings growth that helped propel the equity markets from a March 2009 low. With short-term productivity at a peak, companies may not be able to rely on cost-cutting nor productivity gains to drive earnings like 2009-2011 and therefore corporate earnings may disappoint as business opportunities shrink.

ONE

We are confident that the combined expertise of our portfolio management team, as well as the skill and knowledge of our underlying managers will continue to take advantage of volatility while carefully managing the global risk. We believe the Hatteras Alternative Mutual Funds provide high quality alternative investment solutions offering exposure to multiple hedge fund managers, multiple hedge fund strategies, daily liquidity and transparency. Even in these challenging times, ensuring that our portfolio and risk management efforts exceed your expectations is a commitment that never wavers.

In closing, we feel positive about the future of our organization and our ability to deliver the risk-adjusted returns outlined in our investment objectives. We thank you for your continued confidence and support.

Robert L. Worthington, CFA
President

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS HEDGED STRATEGIES FUND

Growth of $10,000 — June 30, 2012 (Unaudited)

		Since
As of 6/30/2012	1 Yr	Inception
Hatteras Hedged Strategies Fund	0.10%	-0.09%1
HFRI FOF Composite Index	0.99%	-5.80%2
1. Inception date 5/2/2011
2. Inception date 4/30/2011
Total Fund Operating Expenses3		3.11%
Net Fund Operating Expenses3,4		2.25%

3.	The expense ratio is taken from the Fund’s most recent prospectus dated April 30, 2012
4.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.25% through April 30, 2013

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS HEDGED STRATEGIES FUND

*Allocation of Portfolio Assets — June 30, 2012 (Unaudited)

* Percentages are stated as a percentage of total investments.

FOUR

DEFINITION

The HFRI Fund of Funds Composite Index: This is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

FIVE

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. Fixed Income instruments are exposed to credit and interest rate risks. Investing in lower-rated (“high-yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk and liquidity risk. The Fund may also invest in:

●	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;
●	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

SIX

●	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
●
shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Fund is non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price.

Because the Fund is a fund-of-funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Fund, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Fund may not be suitable for all investors.

The Fund is distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

SEVEN

HATTERAS FUNDS

Hatteras Hedged Strategies Fund

Financial Statements

For the period ended June 30, 2012

HATTERAS FUNDS

For the period ended June 30, 2012

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Notes to Financial Statements	6-26
Expense Example	27-28
Notice of Privacy Policy and Practices	29-30

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust — 98.9%
Event Drivena	833,080	$7,458,563
Long/Short Equitya	2,917,852	19,930,096
Market Neutrala	1,550,058	12,961,894
Relative Value — Long/Short Debta	1,712,989	15,064,371
Total Underlying Funds Trust (Cost $54,599,175)		$55,414,924
Money Market Funds — 0.9%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.16%b	509,091	509,091
Total Money Market Funds (Cost $509,091)		509,091
Total Investments (Cost $55,108,266) — 99.8%		55,924,015
Other Assets in Excess of Liabilities — 0.2%		131,884
Total Net Assets — 100.0%		$56,055,899

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Rate shown is the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

Hatteras
Hedged
Strategies Fund
Assets:
Investments in affiliated Portfolios, at value
(cost $54,599,175)	$55,414,924
Investments in unaffiliated securities (cost $509,091)	509,091
Receivable for fund shares issued	149,165
Dividends and interest receivable	51
Expense reimbursement receivable	3,911
Total Assets	56,077,142
Liabilities:
Payable for investments in affiliated Portfolios	5,607
Accrued management fee	11,169
Accrued operating services fee	4,468
Total Liabilities	21,244
Net Assets	$56,055,899
Net Assets Consist of:
Shares of beneficial interest	$55,396,404
Undistributed net investment income (loss)	(63,730)
Accumulated net realized gain (loss) on investments sold	(92,524)
Net unrealized appreciation (depreciation) on investments	815,749
Total Net Assets	$56,055,899
Institutional Class Shares
Net assets	$56,055,899
Shares outstanding (unlimited shares authorized, $0.001 par value)	5,608,610
Net Asset Value, Redemption Price and Offering Price Per Share	$9.99

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2012 (Unaudited)

Hatteras
Hedged
Strategies Fund
Investment Income:
Interest income from unaffiliated securities	$499
Total investment income	499
Expenses:
Management Fees	59,419
Operating services fees	23,767
Total operating expenses before interest expense	83,186
Interest expense and fees on credit facility	1,250
Total expenses	84,436
Fees Waived	(20,207)
Net Expenses	64,229
Net Investment Loss	(63,730)
Realized and Unrealized Gain (Loss) on Investments:
Realized loss from sale of affiliated Portfolios	(18,518)
Change in unrealized appreciation on affiliated Portfolios	461,457
Net Realized and Unrealized Gain on Investments	442,939
Net Increase in Net Assets Resulting from Operations	$379,209

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period from
	Ended	May 2, 2011^
	June 30,	through
	2012	December 31,
HATTERAS HEDGED STRATEGIES FUND	(Unaudited)	2011
Operations:
Net investment loss	$(63,730)	$(31,456)
Net realized loss on affiliated Portfolios	(18,518)	(74,006)
Change in unrealized appreciation on affiliated
Portfolios	461,457	354,292
Net Increase in Net Assets Resulting from
Operations	379,209	248,830
Dividends and Distributions to Shareholders:
Net Investment Income	—	—
Capital Gain Distribution	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
Proceeds from shares issued	20,248,527	36,839,187
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(1,533,254)	(126,600)
Net Increase in Net Assets from Capital Share
Transactions	18,715,273	36,712,587
Total Increase in Net Assets	19,094,482	36,961,417
Net Assets:
Beginning of period	36,961,417	—
End of period*	$56,055,899	$36,961,417
* Including undistributed net investment income
(loss)	$(63,730)	$—
^ Commencement of operations

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1. ORGANIZATION
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing four non-diversified series of shares to investors. These financial statements contain the Hatteras Hedged Strategies Fund (the “Fund”). Hatteras Hedged Strategies Fund commenced operations on May 2, 2011. The financial statements for Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), and Hatteras Long/Short Debt Fund (“Long/Short Debt”), the remaining Funds in the Trust, can be found in separate reports. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of the Fund.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation

The Fund’s investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board of Trustees (the “Board”). In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)

the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.
●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Underlying Funds Trust Money	$—	$55,414,924	$—	$55,414,924
Market Funds	509,091	—	—	509,091
Total Investments in Securities	$509,091	$55,414,924	$—	$55,924,015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Fund’s investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Transactions, Investment Income and Realized Gain and Loss (continued)

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.

If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Foreign Currency Translations and Transactions (continued)

currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Options (continued)

of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Credit Default Swaps (continued)

respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Derivative Transactions
The Fund did not directly engage in any derivative transactions during the six months ended June 30, 2012. All derivative transactions were implemented within the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the six months ending June 30, 2012 included options, futures, and swaps contracts.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Fund intends to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Fund intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)

the fiscal period ending December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2011, open Federal tax years for the Portfolios include the tax years ended December 31, 2008 through December 31, 2011, open New York tax years for the Portfolios include the tax years ended December 31, 2008 and December 31, 2009 and open North Carolina tax years for the Portfolios include the tax years ended December 31, 2009 through December 31, 2011. As of December 31, 2011, the open Federal and North Carolina tax year for the Fund includes the tax year ended December 31, 2011. The Portfolios and the Fund have no open tax years and no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the six months ended June 30, 2012, and the period ended December 31, 2011, the Fund did not receive distributions from the UFT.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, the Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Fund and the Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Fund may invest.

As of June 30, 2012, the UFT in which the Fund invests consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

●	Market Neutral
●	Relative Value-Long/Short Debt

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Event Driven (continued)

corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)

this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Market Neutral (continued)

common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt

Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (continued)

maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (continued)

realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income Arbitrage: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

		Period from
	Six Months	May 2,
	Ended	2011 through
	June 30,	December 31,
	2012	2011
	Total
	Return
Event Driven	0.89%	-2.18%
Long Short Equity	0.28%	1.28%
Market Neutral	2.00%	-1.09%
Relative Value-Long/Short Debt	3.45%	-3.40%

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS:
Costs of purchases and proceeds from sales of the Portfolios for the Period from January 1, 2012 through June 30, 2012 (excluding short-term investments) were as follows:

	Purchases	Sales
Event Driven	$2,812,471	$1,088,122
Long Short Equity	7,792,944	286,270
Market Neutral	5,270,354	453,370
Relative Value-Long/Short Debt	5,274,411	683,708
Total Purchases and Sales	$21,150,180	$2,511,470

5. FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2011, was as follows:

Hedged Strategies
Cost of Investments	$36,406,213
Gross tax unrealized appreciation	525,574
Gross tax unrealized depreciation	(245,288)
Net tax unrealized appreciation (depreciation)	$280,286

At December 31, 2011, the components of distributable earnings/(losses) on a tax basis were as follows:

Hedged Strategies
Net unrealized appreciation/(depreciation)	$280,286
Undistributed ordinary income	—
Capital loss carryover	—
Accumulated other gain (loss)	—
Total distributable earnings /(losses)	$280,286

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)
The tax character of distributions for the Fund was as follows:

Year Ended December 31, 2011 Hedged Strategies
Distributions paid from:
Ordinary income	$—
Long-term capital gain	—
$—

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2011.

As of December 31, 2011, the Fund did not have accumulated capital loss carryovers.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act are effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

6.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS

Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee 0.25% based upon the average daily net assets of the Fund.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Fund beginning on October 1, 2011. Pursuant to the Services Agreement the Fund pays the Advisor an annual operating services fee of 0.10%. Prior to October 1, 2011, a Services Agreement with the Fund was not in place.

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued)

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

The combined effect of the UFT’s management fee and operating services agreement is a total annual operating expense of 2.00% for the UFT. Because the Fund primarily invests in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement and Services Agreement result in a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.25% (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses.)

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of June 30, 2012 are as follows:

	Recoverable Amount	Year of Expiration
Hatteras Hedged Strategies Fund	$ 3,721	12/31/2014
Hatteras Hedged Strategies Fund	$20,207	12/31/2015

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

7. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

Hatteras Hedged Strategies Fund
Commencement of operations, May 2, 2011	—
Shares sold	3,766,612
Shares issued to shareholders in reinvestment of distributions	—
Shares redeemed	(13,086)
Shares outstanding, December 31, 2011	3,753,526
Shares sold	2,007,506
Shares issued to shareholders in reinvestment of distributions	—
Shares redeemed	(152,422)
Shares outstanding, June 30, 2012	5,608,610

8. CREDIT FACILITY
For cash management purposes, the Fund has the ability to utilize a credit facility provided by U.S. Bank N.A. under a Loan and Pledge Agreement (“Agreement”) dated January 18, 2012. The Fund may borrow up to 33.3% of the Fund’s net assets, with a maximum principal amount of $50,000,000. The Fund’s investments in the UFT are pledged as collateral for the credit facility. The Agreement can be terminated by either the Funds or U.S. Bank N.A. The Fund pays a 1% facility fee under the Agreement on the maximum principal amount.

The Fund did not utilize the credit facility during the period ended June 30, 2012.

9. SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS

	Institutional Class
Hatteras Hedged Strategies Fund	Six Months Ended June 30, 2012 (Unaudited)		Period from May 2, 2011 through December 31, 20111
Per Share Data2:
Net Asset Value, Beginning of Period	$9.85		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.15		(0.13)
Total Gain (Loss) from Investment Operations	0.14		(0.15)
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—
Net Asset Value, End of Period	$9.99		$9.85
Total Return	1.42	%4	(1.50	%)4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$56,056		$36,961
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.12	%5,6,7	2.97	%5,6,7
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.25	%5,6	2.21	%5,6
Ratio of net investment income (loss) including
dividends on short positions and interest expense to
average net assets:	(0.27	%)5	(0.29	%)5
Ratio of dividends on short positions and interest
expense to average net assets:	0.87	%5,7	0.76	%5,7
Portfolio turnover rate	5%		8%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.99% and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited)

As a shareholder of the Hatteras Hedged Strategies Fund (“the Fund”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 – 6/30/12).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. The Fund charges no up-front sales load or transaction fees. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, operating services fee, and interest expense. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in

TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited) (continued)

the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS HEDGED STRATEGIES FUND

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period3
Based on Actual
Total Return1
Institutional Shares
Actual4	1.42%	$1,000.00	$1,014.20	3.12%	$15.62
Hypothetical
(5% return
before expenses)5	2.49%	1,000.00	1,009.35	3.12%	15.59

1	For the six-months ended June 30, 2012.
2	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.
3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
4	Excluding interest expense and dividends on short positions, your actual expenses would be $11.27.
5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Fund would be $11.27.

TWENTY-EIGHT

HATTERAS FUNDS

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes —	No	We don’t share
to offer our products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes —
information about your transactions and
experiences
For our affiliates’ everyday business	No	We don’t share
purposes —
information about your creditworthiness
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

TWENTY-NINE

PRIVACY POLICY

(Unaudited) (continued)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We collect your personal information, for example, when you
How does Hatteras Funds collect my personal information?	• • • • •	open an account provide account information give us your contact information make a wire transfer tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes — information about your creditworthiness
	• •	affiliates from using your information to market to you sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
•
Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi- Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Underlying Funds Trust, and Hatteras Alternative Mutual Funds Trust

THIRTY

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382
The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by
the Funds’ current prospectus.

The Trust files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By (Signature and Title) /s/ David B. Perkins
                                                 David B. Perkins, Chief Executive Officer

Date September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David B. Perkins
                                                 David B. Perkins, Chief Executive Officer

Date September 6, 2012

By (Signature and Title) /s/ Lance Baker
                                                 Lance Baker, Chief Financial Officer and Treasurer

Date September 6, 2012